Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

12. Leases

The Group has operating leases for office buildings, with lease terms from within one year to around three years. There is no finance lease for the Group. A summary related to operating leases is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets, net*	3,053	977
Operating lease liabilities - current*	2,411	543
Operating lease liabilities - non-current*	133	232
Total operating lease liabilities	2,544	775
Weighted average remaining lease term	1.05	1.29
Weighted average discount rate	4.75%	3.10%
*

The right-of-use assets, net, lease liabilities-current and lease liabilities-non-current were included in “Other non-current assets”, “Accrued expenses and other current liabilities” and “Other non-current liabilities” as presented on the Group’s consolidated balance sheets, respectively.

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expenses	9,204	3,574	2,310
Short-term lease expenses	4,748	2,719	2,927
Total lease expenses *	13,952	6,293	5,237
Cash paid for amounts included in the measurement of lease liabilities	8,749	3,666	1,908
Right-of-use assets obtained in exchange for new operating lease liabilities	4,225	2,123	895
*	The lease expenses were RMB13,952, RMB6,293 and RMB5,237 for the years ended December 31, 2022, 2023 and 2024, respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2024 is as follows:

Amount
RMB
2025	562
2026	235
Total future minimum payments	797
Less: interest	22
Present value of operating lease liabilities	775